OTHER PAYABLES AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2019
Other Liabilities Disclosure [Abstract]
Schedule of Other Payables and Accrued Expenses
	December 31,
	2019	2018

Accrued expenses and other	$10,357	$7,068
Subcontractors accrual	1,627	1,160
Accrued taxes	1,738	3,863
Deferred consideration	2,035	-

	$15,757	$12,091